Finance Costs - Schedule of Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Costs [Line Items]
Total	$ 1,910,112	$ 1,373,446	$ 751,431
Interest Cost (Sharing Agreement)
Finance Costs [Line Items]
Total	1,760,591	1,364,659	$ 751,431
Accretion Of Interest Expense Of Acquisition Installments Payable
Finance Costs [Line Items]
Total	9,307
Interest Cost Assignee A, Related Party (Agreement)
Finance Costs [Line Items]
Total	77,117	4,833
Interest Cost Assignee B (Agreement)
Finance Costs [Line Items]
Total	$ 63,097	$ 3,954